Finance Lease Liability (Details) - USD ($)		12 Months Ended
	Aug. 28, 2025	Dec. 31, 2025
Finance Lease Liability [Abstract]
Acquisition of motor vehicle	$ 58,107
Hire purchase loan amount	$ 47,551
Hire purchase loan, term	36 months
Hire purchase loan, interest rate	4.16%
Hire purchase loan, first installment date	Sep. 01, 2025
Hire purchase loan, monthly installment amount	$ 1,369
Hire purchase loan repaid		$ 4,897
Hire purchase loan outstanding		$ 44,141